EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
Employee benefits expense	$ 1,345,000	$ 1,269,600
Salaries, short-term incentives and other benefits	12,999	14,273
Post-employment benefits	3,779	2,474
Share-based payments	24,943	28,355
Total	$ 41,721	$ 45,102